Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 66,180	$ 74,449	$ 103,313
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	150,342	102,162	94,451
Share-based compensation	17,745	18,858	14,854
Loss on debt extinguishment			1,612
Income from equity method investment	(1,770)	(3,955)	(8,922)
Tax benefit related to share-based compensation	(5,050)	(6,859)	(10,734)
Deferred income tax expense (benefit)	(45,674)	(17,796)	5,457
Changes in operating assets and liabilities, net of the effects of currency exchange rate changes and acquired businesses:
Receivables	6,066	(15,810)	(18,132)
Inventories	19,204	(2,260)	6,872
Accounts payable	(38,907)	28,120	12,994
Accrued liabilities	59,214	(5,598)	31,690
Accrued taxes	11,981	9,058	(89,427)
Other assets	(3,070)	10,223	4,542
Other liabilities	149	3,436	16,031
Net cash provided by operating activities	236,410	194,028	164,601
Cash flows from investing activities:
Cash used to acquire businesses, net of cash acquired	(695,345)	(347,817)	(9,979)
Capital expenditures	(54,969)	(45,459)	(40,209)
Proceeds from disposal of tangible assets	533	1,884	3,169
Proceeds from (payments for) disposal of business	3,527	(956)	3,735
Net cash used for investing activities	(746,254)	(392,348)	(43,284)
Cash flows from financing activities:
Borrowings under credit arrangements	200,000	456,163	637,595
Tax benefit related to share-based compensation	5,050	6,859	10,734
Contribution from noncontrolling interest	1,470
Debt issuance costs paid	(898)	(10,700)	(17,376)
Cash dividends paid	(8,395)	(8,699)	(6,678)
Withholding tax payments for share based payment awards, net of proceeds from the exercise of stock options	(11,693)	(11,708)	(3,019)
Payments under share repurchase program	(39,053)	(92,197)	(93,750)
Payments under borrowing arrangements	(152,500)	(2,500)	(434,743)
Net cash provided by (used for) financing activities	(6,019)	337,218	92,763
Effect of foreign currency exchange rate changes on cash and cash equivalents	(8,548)	(11,040)	4,129
Increase (decrease) in cash and cash equivalents	(524,411)	127,858	218,209
Cash and cash equivalents, beginning of period	741,162	613,304	395,095
Cash and cash equivalents, end of period	$ 216,751	$ 741,162	$ 613,304